Land Use Rights, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2016
Land Use Rights [Line Items]
Amortization expenses of land use rights	$ 110	$ 106	$ 112
Future amortization expense next twelve months	2,004
Future amortization expense year two	1,982
Future amortization expense year three	1,332
Future amortization expense year four	1,037
Future amortization expense year five	720
Future amortization expense thereafter	1,213
Land use rights [Member]
Land Use Rights [Line Items]
Future amortization expense next twelve months	110
Future amortization expense year two	110
Future amortization expense year three	110
Future amortization expense year four	110
Future amortization expense year five	110
Future amortization expense thereafter	$ 3,235